Real estate properties development completed and under development (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Real Estate Properties [Line Items]
Real estate properties development completed	$ 854,076,531	$ 830,840,167
Real estate properties under development	2,453,888,438	2,446,216,486	$ 2,869,622,702
Total real estate properties development completed and under development	3,307,964,969	3,277,056,653
Collateral Pledged [Member]
Real Estate Properties [Line Items]
Land use rights net	398,837,052	424,482,379
Land use rights [Member]
Real Estate Properties [Line Items]
Total real estate properties development completed and under development	$ 1,589,737,091	$ 1,729,523,333